UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21745

Eaton Vance Tax-Managed Gobal Buy-Write Opportunities Fund
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

Item 1. Reports to Stockholders

Semiannual Report June 30, 2007

EATON VANCE
TAX-MANAGED
GLOBAL
BUY-WRITE
OPPORTUNITIES
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC")permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and it's underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2007

INVESTMENT UPDATE

Walter A. Row, CFA

Eaton Vance Management

David Stein, PhD

Parametric Portfolio

Associates LLC

Thomas Seto

Parametric Portfolio

Associates LLC

Ronald M. Egalka

Rampart Investment

Management

The Fund

•                  Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (the Fund) is a diversified, closed-end investment company traded on the New York Stock Exchange under the symbol ETW.

•                  Based on share price, the Fund had a total return of -0.04% for the six months ended June 30, 2007. This return resulted from a decrease in share price to $19.41 on June 30, 2007, from $20.32 on December 31, 2006, plus the reinvestment of $0.900 in quarterly distributions.

•                  Based on net asset value (NAV), the Fund had a total return of 6.95% for the six months ended June 30, 2007. That return was the result of an increase in NAV per share to $19.99 on June 30, 2007, from $19.56 on December 31, 2006, plus the reinvestment of $0.900 in quarterly distributions.

•                  For comparison, the CBOE S&P 500 BuyWrite Index – an unmanaged stock-plus-covered-call index created and maintained by the Chicago Board Options Exchange – had a return of 3.76% during the same period.(1) The S&P 500 Index – a broad-based, unmanaged, market index commonly used as a measure of overall U.S. stock market performance – had a total return of 6.96% during the same period.(1) The Morgan Stanley Capital International Europe, Australasia and Far East Index – a broad-based, unmanaged index of approximately 1,000 companies based in twenty countries – had a total return of 10.74% during the same period.(1)

•                  The Fund’s Lipper peer group, Lipper Options Arbitrage/Options Strategies Funds Classification, had a return of 5.98% during the same period.(1)

Management Discussion

•                  The Fund’s primary objective is to provide current income and gains, with a secondary objective of capital appreciation. In pursuing these objectives, the Fund invests in a diversified portfolio of common stocks, including stocks of U.S. issuers (the “U.S. Segment”) and stocks of non-U.S. issuers (the “International Segment”), sells on a continuous basis call options on domestic and foreign stock indices, and employs a number of tax-management strategies.

•                  The global stock markets remained volatile during the six months ended June 30, 2007. The U.S. stock market fared well in the first half of 2007, albeit amid increasing volatility. The economy slowed somewhat in the first quarter, and signs of higher inflation, rising  interest rates and the subprime loan crisis remained concerns for investors. The U.S. and international equity markets registered sharp declines from late February through mid-March 2007, but the U.S. market recovered in April and rallied to new highs by period’s end, as investors responded favorably to corporate profit growth and continued merger and buyout activity. The European markets also performed well in the first half of 2007, propelled by a surge in global acquisitions. A strong euro versus the dollar provided a further boost for U.S. investors. While the Japanese market was a laggard among developed markets, it nonetheless reached a seven-year high during the period. The weak yen helped exporters, with steel and industrial materials producers leading the market.

•                  At June 30, 2007, the Fund held a diversified portfolio representing the broad spectrum of the U.S. economy and investments in a wide range of foreign countries. The Fund’s investments in U.S. issuers (the “U.S. Segment”) constituted approximately 53% of total investments. The Fund’s investments in non- U.S. issuers (the “International Segment”) represented approximately 47% of total investments. The majority of the Fund’s non-U.S. investments were divided between European markets and Japan.

•                  The Fund seeks current earnings from option premiums. Implied volatilities of U.S. equity and equity index options increased moderately in the first half of 2007, spurred in part by the turmoil in the Chinese

Past performance is no guarantee of future results. Returns are historical and are alculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. The Fund has no current intention to utilize leverage, but may do so in the future through the issuance of preferred shares and/or borrowings, including the issuance of debt securities. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)  It is not possible to invest directly in an Index. The Indexes’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indexes. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2007

FUND PERFORMANCE

equity market at the end of February. Initially, the broad U.S. equity market retreated in sympathy, but then rebounded during the second quarter to reach new all-time highs.

Rampart Investment Management, the Fund’s options manager, was able to capture some of the market’s higher volatility in the form of higher option premiums as well as selling call options further “out-of-themoney” in the first quarter. A call option is out-of-themoney when its strike price is greater than the price of the underlying security or index. As the market declined again in the month of June, an increase in option volatilities again allowed us to sell further out of the money index calls. Providing more upside potential (without reducing premium cash flow) after a market decline and writing closer to the money calls after a market advance is the way in which our option strategy is intended to benefit the Fund. Reversion to the mean is a key statistical tenet of Rampart’s option modeling and strategies and has served us well over time.

•                  The Fund continued to follow a tax-managed approach, employing strategies designed to provide favorable tax treatment.

Sector Weightings(1)

By total investments

(1)   As a percentage of the Fund’s total investments as of June 30, 2007. Sector Weightings may not be representative of the Fund’s current or future investments and may change due to active management.

Fund performance As of 6/30/07

NYSE Symbol	ETW
Average Annual Total Returns (by share price, New York Stock Exchange)
Six Months	-0.04%
One Year	17.50
Life of Fund (9/30/05)	10.92

Average Annual Total Returns (at net asset value)
Six Months	6.95%
One Year	17.26
Life of Fund (9/30/05)	12.80

Ten Largest Holdings(2)

By total investments

Apple, Inc.	2.3%
Microsoft Corp.	2.2
HSBC Holdings PLC	1.5
Google, Inc., Class A	1.5
QUALCOMM, Inc.	1.5
BP PLC	1.5
Exxon Mobil Corp.	1.4
Cisco Systems, Inc.	1.3
Total SA	1.3
General Electric Co.	1.2

(2)   Ten Largest Holdings represented 15.7% of the Fund’s total investments as of June 30, 2007. Fund information may not be representative of the Fund’s current or future investments and may change due to active management.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance Fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. The Fund has no current intention to utilize leverage, but may do so in the future through the issuance of preferred shares and/or borrowings, including the issuance of debt securities. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.6%
Security	Shares	Value
Aerospace & Defense — 0.6%
General Dynamics Corp.	66,702	$5,217,430
Honeywell International, Inc.	152,231	8,567,561
		$13,784,991
Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	84,275	$4,426,123
Deutsche Post AG	260,128	8,434,127
Expeditors International of Washington, Inc.	60,642	2,504,515
FedEx Corp.	28,786	3,194,382
Yamato Holdings Co., Ltd.	115,701	1,630,663
		$20,189,810
Airlines — 0.0%
Japan Airlines Corp.(1)	335,000	$628,284
		$628,284
Auto Components — 0.4%
Bridgestone Corp.	72,000	$1,538,844
Cooper Tire and Rubber Co.	33,444	923,723
Johnson Controls, Inc.	38,152	4,416,857
NGK Spark Plug Co., Ltd.	20,000	346,362
NHK Spring Co., Ltd.	38,000	364,647
Stanley Electric Co., Ltd.	17,200	372,204
Sumitomo Rubber Industries, Inc.	25,000	297,491
Toyota Industries Corp.	9,000	416,915
		$8,677,043
Automobiles — 1.6%
DaimlerChrysler AG	188,560	$17,406,626
Harley-Davidson, Inc.	24,652	1,469,506
Honda Motor Co., Ltd.	120,700	4,369,757
Isuzu Motors, Ltd.	86,000	463,543
Mitsubishi Motors Corp.(1)	172,000	260,147
Nissan Motor Co., Ltd.	97,600	1,041,765
Toyota Motor Corp.	90,707	5,703,424
Volkswagen AG	21,183	3,374,114
Volkswagen AG (Preference Shares)	5,292	550,599
		$34,639,481

Security	Shares	Value
Beverages — 0.9%
Brown-Forman Corp., Class B	9,015	$658,816
Carlsberg A/S	16,803	2,026,759
Heineken NV	30,199	1,766,520
Ito En, Ltd.	16,600	543,759
Kirin Brewery Company, Ltd.	68,000	1,014,125
Pepsi Bottling Group, Inc.	19,042	641,335
PepsiCo, Inc.	140,963	9,141,451
Pernod-Ricard SA	8,806	1,940,081
Sapporo Holdings, Ltd.	160,000	1,013,997
Scottish & Newcastle PLC	35,190	450,702
Takara Holdings, Inc.	137,000	910,856
		$20,108,401
Biotechnology — 2.5%
Amgen, Inc.(1)	273,465	$15,119,880
Amylin Pharmaceuticals, Inc.(1)	33,302	1,370,710
Biogen Idec, Inc.(1)	204,749	10,954,071
CV Therapeutics, Inc.(1)	50,000	660,500
Genzyme Corp.(1)	43,104	2,775,898
Gilead Sciences, Inc.(1)	439,064	17,022,511
LifeCell Corp.(1)	61,774	1,886,578
Martek Biosciences Corp.(1)	12,388	321,716
Regeneron Pharmaceuticals, Inc.(1)	124,547	2,231,882
		$52,343,746
Building Products — 0.2%
Asahi Glass Co., Ltd.	156,497	$2,103,794
JS Group Corp.	25,600	517,460
Masco Corp.	37,357	1,063,554
Sanwa Shutter Corp.	78,000	451,047
		$4,135,855
Capital Markets — 2.3%
Bank of New York Co., Inc.	134,492	$5,573,348
Charles Schwab Corp.	43,252	887,531
E*Trade Financial Corp.(1)	57,311	1,266,000
Federated Investors, Inc., Class B	15,936	610,827
Franklin Resources, Inc.	43,596	5,775,162
Goldman Sachs Group, Inc.	7,200	1,560,600
Matsui Securities Co., Ltd.	30,000	266,745
Merrill Lynch & Co., Inc.	85,000	7,104,300
Mitsubishi UFJ Securities Co., Ltd.(1)	36,000	402,165

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Capital Markets (continued)
Nikko Cordial Corp.	65,803	$855,678
Nomura Holdings, Inc.	89,400	1,731,246
UBS AG	373,582	22,267,076
		$48,300,678
Chemicals — 1.7%
Air Products and Chemicals, Inc.	9,559	$768,257
BASF AG	124,811	16,358,014
Daicel Chemical Industries, Ltd.	62,000	402,294
Dainippon Ink and Chemicals, Inc.	120,000	461,632
Dow Chemical Co.	73,566	3,253,089
E.I. du Pont de Nemours and Co.	19,328	982,636
Eastman Chemical Co.	11,375	731,754
Ecolab, Inc.	16,822	718,299
Mitsubishi Chemical Holdings Corp.	41,000	375,248
Mitsubishi Gas Chem Co.	43,000	391,363
Nippon Kayaku Co., Ltd.	180,672	1,426,626
Nissan Chemical Industries, Ltd.	87,000	1,020,597
Nitto Denko Corp.	5,000	251,262
Rohm & Haas Co.	12,829	701,490
Shin-Etsu Chemical Co., Ltd.	71,400	5,082,515
Sumitomo Bakelite Co., Ltd.	39,000	272,237
Taiyo Nippon Sanso Corp.	72,000	555,043
Teijin, Ltd.	179,000	976,101
Tokuyama Soda Co., Ltd.	21,000	272,175
Zeon Corp.	24,000	254,361
		$35,254,993
Commercial Banks — 8.2%
ABN AMRO Holdings NV	298,721	$13,667,661
Banco Santander Central Hispano SA	1,031,998	18,929,460
Bank of Yokohama, Ltd.	113,000	789,055
Barclays PLC	1,047,039	14,554,572
Bayerische Hypo-Und Vereinsb Foreign	22,398	1,268,316
BNP Paribas SA	158,748	18,816,192
Comerica, Inc.	8,894	528,926
Commerzbank AG	23,872	1,143,884
DNB NOR ASA	105,036	1,348,895
First Horizon National Corp.	14,106	550,134
Fukuoka Financial Group, Inc.(1)	32,000	210,924
HSBC Holdings PLC	1,759,008	32,180,026
Huntington Bancshares, Inc.	22,759	517,540

Security	Shares	Value
Commercial Banks (continued)
Intesa Sanpaolo SpA	1,213,354	$9,027,035
Joyo Bank, Ltd.	37,000	229,219
KeyCorp	16,538	567,750
Lloyds TSB Group PLC	910,946	10,117,513
Marshall & Ilsley Corp.	36,714	1,748,688
Mizuho Financial Group, Inc.	81	557,915
Mizuho Trust & Banking Co., Ltd.	155,000	313,086
National City Corp.	168,516	5,614,953
Popular, Inc.	56,939	915,010
Regions Financial Corp.	16,786	555,617
Royal Bank of Scotland Group PLC	1,413,606	17,871,342
Societe Generale	85,869	15,875,528
Sumitomo Mitsui Financial Group, Inc.	105	975,920
Sumitomo Trust and Banking Co., Ltd.	185,955	1,765,826
Synovus Financial Corp.	19,321	593,155
Wells Fargo & Co.	110,189	3,875,347
		$175,109,489
Commercial Services & Supplies — 1.0%
Adecco SA	28,437	$2,192,587
Avery Dennison Corp.	10,114	672,379
Cintas Corp.	136,477	5,381,288
Dai Nippon Printing Co., Ltd.	98,000	1,458,092
Donnelley (R.R) & Sons Co.	70,366	3,061,625
Equifax, Inc.	15,217	675,939
Experian Group, Ltd.	49,527	622,731
Half (Robert) International, Inc.	15,815	577,247
PARK24 Co., Ltd.	21,200	212,196
Resources Connection, Inc.(1)	44,239	1,467,850
SECOM Co., Ltd.	71,000	3,339,521
Serco Group PLC	144,136	1,298,194
Waste Management, Inc.	18,690	729,844
		$21,689,493
Communications Equipment — 4.4%
Cisco Systems, Inc.(1)	999,233	$27,828,639
Corning, Inc.(1)	179,244	4,579,684
Harris Corp.	47,813	2,608,199
Motorola, Inc.	131,993	2,336,276
Nokia Oyi ADR	434,865	12,187,096
QUALCOMM, Inc.	729,121	31,636,560
Telefonaktiebolaget LM Ericsson	2,947,117	11,724,877
		$92,901,331

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Computer Peripherals — 4.9%
Apple, Inc.(1)	410,532	$50,101,325
Brocade Communications Systems, Inc.(1)	76,415	597,565
Dell, Inc.(1)	368,613	10,523,901
Diebold, Inc.	18,729	977,654
EMC Corp.(1)	279,905	5,066,280
Fujitsu, Ltd.	203,121	1,491,757
Hewlett-Packard Co.	247,871	11,060,004
International Business Machines Corp.	136,993	14,418,513
NEC Corp.	50,000	256,634
Palm, Inc.(1)	69,717	1,116,169
SanDisk Corp.(1)	93,871	4,594,047
Seagate Technology	129,847	2,826,769
Toshiba Corp.	187,431	1,628,154
		$104,658,772
Construction & Engineering — 0.2%
Chiyoda Corp.	67,000	$1,272,849
Fluor Corp.	8,474	943,749
JGC Corp.	64,000	1,195,675
Kajima Corp.	151,000	629,223
Nishimatsu Construction Co., Ltd.	97,000	341,470
		$4,382,966
Construction Materials — 0.1%
Holcim, Ltd.	118	$12,701
Sumitomo Osaka Cement Co., Ltd.	330,591	873,104
Vulcan Materials Co.	7,353	842,213
		$1,728,018
Consumer Finance — 0.3%
Capital One Financial Corp.	58,324	$4,574,935
Credit Saison Co., Ltd.	41,400	1,074,312
Mitsubishi UFJ NICOS Co., Ltd.(1)	92,000	268,733
Orix Corp.	1,460	383,684
		$6,301,664
Containers & Packaging — 0.2%
Bemis Co., Inc.	21,337	$707,962
Temple-Inland, Inc.	20,162	1,240,568
Toyo Seikan Kaisha, Ltd.	71,300	1,374,111
		$3,322,641

Security	Shares	Value
Distributors — 0.0%
Genuine Parts Co.	12,278	$608,989
		$608,989
Diversified Consumer Services — 0.1%
H&R Block, Inc.	78,280	$1,829,404
		$1,829,404
Diversified Financial Services — 3.3%
Bank of America Corp.	301,765	$14,753,291
Chicago Mercantile Exchange Holdings, Inc.	7,160	3,826,018
CITGroup, Inc.	27,153	1,488,799
Citigroup, Inc.	379,082	19,443,116
Fortis	199,110	8,420,932
ING Groep NV	317,107	13,927,135
JPMorgan Chase & Co.	99,789	4,834,777
Moody's Corp.	59,015	3,670,733
NYSE Euronext	7,135	529,700
		$70,894,501
Diversified Telecommunication Services — 2.6%
AT&T Corp.	179,440	$7,446,760
Citizens Communications Co.	462,437	7,061,413
Deutsche Telekom AG	245,114	4,521,213
Embarq Corp.	13,779	873,175
France Telecom SA	165,423	4,527,225
Telecom Italia SpA	482,308	1,066,619
Telefonica SA	923,151	20,499,780
Verizon Communications, Inc.	246,478	10,147,499
		$56,143,684
Electric Utilities — 1.5%
Duke Energy Corp.	208,933	$3,823,474
E. ON AG	54,239	9,087,634
Enel SPA	1,205,625	12,931,490
Fortum Oyj	37,386	1,165,711
Iberdrola SA	20,867	1,149,236
Kyushu Electric Power Co., Inc.	13,400	350,154
Scottish and Southern Energy PLC	23,770	688,588
Tokyo Electric Power Co., Inc.	50,801	1,629,215
Union Fenosa SA	20,612	1,098,078
		$31,923,580

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Electrical Equipment — 0.9%
ABB Ltd.	296,729	$6,668,198
Cooper Industries, Ltd., Class A	30,705	1,752,948
Emerson Electric Co.	193,032	9,033,898
Fuji Electric Holdings Co., Ltd.	217,000	1,097,396
Fujikura, Ltd.	105,000	777,499
Hitachi Cable, Ltd.	52,000	303,724
Ushio, Inc.	13,500	298,572
		$19,932,235
Electronic Equipment & Instruments — 1.0%
Agilent Technologies, Inc.(1)	73,937	$2,842,138
Anritsu Corp.	33,000	147,403
Dainippon Screen Mfg. Co., Ltd.	52,000	391,252
Hoya Corp.	11,700	386,963
Kyocera Corp.	73,234	7,756,837
Mabuchi Motor Co., Ltd.	7,700	470,152
Murata Manufacturing Co., Ltd.	6,400	480,096
Omron Corp.	11,800	308,812
Taiyo Yuden Co., Ltd.	61,000	1,406,801
TDK Corp.	66,700	6,436,096
		$20,626,550
Energy Equipment & Services — 0.7%
Halliburton Co.	169,798	$5,858,031
Schlumberger, Ltd.	30,905	2,625,071
Transocean, Inc.(1)	56,851	6,025,069
		$14,508,171
Food & Staples Retailing — 1.8%
Circle K Sunkus Co., Ltd.	16,500	$287,095
CVS Caremark Corp.	273,973	9,986,316
Familymart Co., Ltd.	10,600	278,526
Koninklijke Ahold NV(1)	153,410	1,920,075
Lawson, Inc.	10,800	372,438
Matsumotokiyoshi Co., Ltd.	10,300	225,468
Metro AG	28,658	2,374,357
Safeway, Inc.	23,779	809,199
Seven and I Holdings Co., Ltd.	92,560	2,637,935
SUPERVALU, Inc.	17,345	803,420
Sysco Corp.	100,301	3,308,930
UNY Co., Ltd.	21,000	248,184
Walgreen Co.	92,732	4,037,551
Wal-Mart Stores, Inc.	249,063	11,982,421
		$39,271,915

Security	Shares	Value
Food Products — 2.1%
Campbell Soup Co.	17,968	$697,338
ConAgra Foods, Inc.	77,043	2,069,375
H.J. Heinz Co.	14,987	711,433
Hershey Co.	9,378	474,714
Kraft Foods, Inc.	88,500	3,119,625
Meiji Seika Kaisha, Ltd.	260,851	1,189,585
Morinaga & Co., Ltd.	483,079	1,103,756
Nestle SA	58,598	22,191,204
Nissin Food Products Co., Ltd.	11,700	391,016
Sara Lee Corp.	32,588	567,031
Tate & Lyle PLC	78,459	889,592
Toyo Suisan Kaisha, Ltd.	15,000	269,747
Unilever NV	343,720	10,644,053
		$44,318,469
Gas Utilities — 0.2%
Gas Natural SDG SA	45,614	$2,765,353
Nicor, Inc.	11,057	474,566
Snam Rete Gas SpA	260,064	1,534,485
		$4,774,404
Health Care Equipment & Supplies — 1.1%
C.R. Bard, Inc.	7,942	$656,247
Gen-Probe, Inc.(1)	23,579	1,424,643
Hospira, Inc.(1)	13,029	508,652
Immucor, Inc.(1)	58,135	1,626,036
Intuitive Surgical, Inc.(1)	37,629	5,221,776
Medtronic, Inc.	134,465	6,973,355
Olympus Corp.	75,000	2,917,312
St. Jude Medical, Inc.(1)	13,530	561,360
Terumo Corp.	66,000	2,542,435
		$22,431,816
Health Care Providers & Services — 0.7%
Genesis HealthCare Corp.(1)	11,462	$784,230
Humana, Inc.(1)	35,364	2,154,021
Manor Care, Inc.	22,330	1,457,926
McKesson Corp.	123,382	7,358,502
Quest Diagnostics, Inc.	19,560	1,010,274
UnitedHealth Group, Inc.	42,000	2,147,880
		$14,912,833

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Health Care Technology — 0.0%
IMS Health, Inc.	20,213	$649,444
		$649,444
Hotels, Restaurants & Leisure — 1.5%
Accor SA	26,214	$2,312,365
Carnival Corp.	126,018	6,145,898
Harrah's Entertainment, Inc.	90,811	7,742,546
Starbucks Corp.(1)	230,561	6,049,921
Starwood Hotels & Resorts Worldwide, Inc.	54,114	3,629,426
Yum! Brands, Inc.	157,714	5,160,402
		$31,040,558
Household Durables — 1.0%
D.R. Horton, Inc.	65,363	$1,302,685
Daito Trust Construction Co., Ltd.	9,200	436,769
Fortune Brands, Inc.	8,155	671,727
Garmin, Ltd.	53,606	3,965,236
Makita Corp.	13,500	599,613
Pioneer Corp.	89,500	1,213,595
Sekisui House, Ltd.	159,639	2,121,539
Sharp Corp.	86,000	1,625,460
Snap-On, Inc.	15,120	763,711
Sony Corp.	72,700	3,720,640
Stanley Works	48,688	2,955,362
Thomson	49,443	943,534
		$20,319,871
Household Products — 0.7%
Kao Corp.	114,654	$2,959,658
Procter & Gamble Co.	196,035	11,995,382
		$14,955,040
Independent Power Producers & Energy Traders — 0.4%
TXU Corp.	125,893	$8,472,599
		$8,472,599
Industrial Conglomerates — 2.9%
3M Co.	81,121	$7,040,492
General Electric Co.	673,171	25,768,986
Hankyu Hanshin Holdings, Inc.	71,000	373,795
Siemens AG	156,834	22,520,581
Tyco International, Ltd.	150,105	5,072,048
		$60,775,902

Security	Shares	Value
Insurance — 4.3%
ACE, Ltd.	78,172	$4,887,313
AFLAC, Inc.	68,355	3,513,447
Alleanza Asicurazioni SpA	121,297	1,582,163
Allianz AG	16,500	3,861,522
Allstate Corp.	87,349	5,372,837
American International Group, Inc.	169,786	11,890,114
AON Corp.	136,360	5,810,300
AXA SA	428,404	18,375,708
Cincinnati Financial Corp.	12,917	560,598
CNP Assurances	9,407	1,199,438
Corporacion Mapfre SA	246,590	1,217,524
Fondiaria - SAI SpA	22,751	1,097,560
Lincoln National Corp.	3,641	258,329
Marsh & McLennan Cos., Inc.	83,242	2,570,513
Muenchener Rueckversicherungs-Gesellschaft AG	58,944	10,825,554
Prudential PLC	525,459	7,472,975
Resolution PLC	96,239	1,203,313
Sompo Japan Insurance, Inc.	91,000	1,109,661
Storebrand ASA	94,707	1,464,699
T & D Holdings, Inc.	17,500	1,178,302
Trygvesta AS	22,648	1,775,817
XL Capital, Ltd., Class A	54,081	4,558,487
		$91,786,174
Internet & Catalog Retail — 0.4%
IAC/InterActiveCorp(1)	273,397	$9,462,270
		$9,462,270
Internet Software & Services — 3.0%
Akamai Technologies, Inc.(1)	90,904	$4,421,571
eAccess, Ltd.	454	270,072
eBay, Inc.(1)	417,326	13,429,551
Google, Inc., Class A(1)	60,763	31,802,139
VeriSign, Inc.(1)	146,768	4,656,949
Yahoo!, Inc.(1)	335,429	9,100,189
		$63,680,471
IT Services — 0.6%
CSK Holdings Corp.	55,800	$1,959,155
Electronic Data Systems Corp.	26,776	742,498
Infosys Technologies, Ltd. ADR	12,000	604,560
Itochu Techno-Science Corp.	5,400	211,122
Nomura Research Institute, Ltd.	14,000	410,576

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
IT Services (continued)
NTT Data Corp.	814	$3,850,464
OBIC Co., Ltd.	1,570	309,158
Satyam Computer Services, Ltd. ADR	171,090	4,236,188
		$12,323,721
Leisure Equipment & Products — 0.4%
Eastman Kodak Co.	20,370	$566,897
Fuji Photo Film Co., Ltd.	56,600	2,522,186
Hasbro, Inc.	26,234	824,010
Mattel, Inc.	31,709	801,921
Namco Bandai Holdings, Inc.	22,900	360,650
Nikon Corp.	97,000	2,693,285
Sankyo Co., Ltd.	5,600	235,105
Sega Sammy Holdings, Inc.	10,700	172,626
		$8,176,680
Life Sciences Tools & Services — 0.1%
PerkinElmer, Inc.	27,425	$714,695
Thermo Fisher Scientific, Inc.(1)	25,584	1,323,204
		$2,037,899
Machinery — 1.7%
Amada Co., Ltd.	38,000	$473,815
Amano Corp.	26,000	365,258
Danaher Corp.	1,373	103,661
Deere & Co.	62,864	7,590,199
Dover Corp.	13,219	676,152
Eaton Corp.	46,216	4,298,088
Ebara Corp.	330,410	1,511,068
Fanuc, Ltd.	70,627	7,267,808
Illinois Tool Works, Inc.	13,282	719,752
Ishikawajima-Harima Heavy Industries Co., Ltd.	196,000	712,695
Japan Steel Works, Ltd.	135,000	2,048,040
Kawasaki Heavy Industries, Ltd.	209,000	850,092
Komatsu, Ltd.	93,000	2,687,352
Kurita Water Industries, Ltd.	14,700	460,140
Minebea Co., Ltd.	221,227	1,246,657
NSK, Ltd.	151,000	1,556,422
Pall Corp.	19,443	894,184
Parker Hannifin Corp.	8,874	868,853
Vallourec SA	4,292	1,369,319
		$35,699,555

Security	Shares	Value
Marine — 0.1%
Nippon Yusen KK	175,000	$1,600,189
		$1,600,189
Media — 2.5%
CBS Corp., Class B	87,263	$2,907,603
Citadel Broadcasting Corp.	16,498	106,412
Comcast Corp., Class A(1)	624,426	17,558,859
Dow Jones & Co., Inc.	55,771	3,204,044
Fuji Television Network, Inc.	216	433,365
Idearc, Inc.	12,323	435,372
McGraw-Hill Cos., Inc.	67,277	4,580,218
Mediaset SpA	10,101	104,118
Meredith Corp.	10,553	650,065
Omnicom Group, Inc.	82,642	4,373,415
TiVo, Inc.(1)	242,835	1,406,015
Tokyo Broadcasting System, Inc.	9,200	280,684
Tribune Co.	26,219	770,839
Viacom, Inc., Class B(1)	74,912	3,118,587
Virgin Media, Inc.	135,057	3,291,339
Walt Disney Co.	214,837	7,334,535
Wolters Kluwer NV	38,299	1,165,427
XM Satellite Radio Holdings, Inc., Class A(1)	163,559	1,925,089
		$53,645,986
Metals & Mining — 2.3%
Alcoa, Inc.	49,548	$2,008,180
Anglo American PLC	181,522	10,648,127
Arcelor Mittal	155,165	9,677,342
Boliden AB	68,066	1,407,415
Companhia Vale do Rio Doce ADR	108,078	4,814,875
Dowa Mining Co., Ltd.	143,791	1,527,341
Mitsui Mining & Smelting Co., Ltd.	55,000	255,853
Nippon Steel Corp.	83,000	582,115
Nucor Corp.	657	38,533
Rio Tinto PLC	164,961	12,609,068
Sumitomo Metal Industries, Ltd.	296,613	1,738,612
Sumitomo Metal Mining Co., Ltd.	98,000	2,118,148
Sumitomo Titanium Corp.	2,900	269,953
Toho Titanium	7,200	290,978
Toho Zinc Co., Ltd.	44,000	402,005
		$48,388,545

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Multiline Retail — 1.3%
Dollar General Corp.	151,116	$3,312,463
Hankyu Department Stores	42,000	445,807
KarstadtQuelle AG(1)	39,659	1,340,108
Macy's, Inc.	150,704	5,995,005
Marks & Spencer Group PLC	115,676	1,451,513
Nordstrom, Inc.	42,995	2,197,904
PPR SA	12,595	2,192,296
Ryohin Keikaku Co., Ltd.	4,500	277,712
Sears Holdings Corp.(1)	59,333	10,056,943
The Daimaru, Inc.	20,000	238,158
		$27,507,909
Multi-Utilities — 1.1%
Ameren Corp.	72,149	$3,536,022
Centrica PLC	265,171	2,058,379
Kelda Group PLC	67,208	1,265,532
NiSource, Inc.	161,910	3,353,156
PG&E Corp.	9,132	413,680
Public Service Enterprise Group, Inc.	56,822	4,987,835
Suez SA	38,398	2,191,440
TECO Energy, Inc.	30,971	532,082
United Utilities PLC	115,769	1,643,143
Veolia Environnement	31,200	2,445,219
		$22,426,488
Office Electronics — 0.3%
Canon, Inc.	96,300	$5,630,404
Xerox Corp.(1)	38,686	714,917
		$6,345,321
Oil, Gas & Consumable Fuels — 8.2%
BP PLC	2,591,538	$31,154,828
Chevron Corp.	86,537	7,289,877
ConocoPhillips	144,488	11,342,308
El Paso Corp.	56,715	977,199
ENI SpA	407,272	14,734,937
Exxon Mobil Corp.	345,765	29,002,768
Frontline, Ltd.	1,075	49,334
Murphy Oil Corp.	10,642	632,560
Nippon Mining Holdings, Inc.	33,000	314,756
Parallel Petroleum Corp.(1)	128,392	2,811,785
Royal Dutch Shell PLC, Class A	527,896	21,472,279
Royal Dutch Shell PLC, Class B	383,980	15,992,543

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Ship Finance International, Ltd.	115	$3,368
Showa Shell Sekiyu KK	119,900	1,482,348
TonenGeneral Sekiyu KK	42,000	408,423
Total SA	342,852	27,738,174
Williams Cos., Inc.	266,976	8,441,781
		$173,849,268
Paper and Forest Products — 0.2%
International Paper Co.	50,046	$1,954,296
Nippon Paper Group, Inc.	190	630,757
OJI Paper Co., Ltd.	164,000	794,878
		$3,379,931
Personal Products — 0.2%
Alberto-Culver Co.	11,849	$281,058
Beiersdorf AG	28,716	2,043,825
Herbalife, Ltd.	21,454	850,651
Oriflame Cosmetics SA	32,734	1,532,593
		$4,708,127
Pharmaceuticals — 6.1%
Abbott Laboratories	202,516	$10,844,732
Allergan, Inc.	41,914	2,415,923
Astellas Pharma, Inc.	67,800	2,940,288
AstraZeneca PLC	200,545	10,737,946
Bristol-Myers Squibb Co.	330,336	10,425,404
Chugai Pharmaceuticals Co., Ltd.	70,000	1,254,041
Daiichi Sankyo Co., Ltd.	66,600	1,761,778
Eisai Co., Ltd.	84,346	3,672,125
Eli Lilly & Co.	28,000	1,564,640
GlaxoSmithKline PLC	775,029	20,171,783
Johnson & Johnson Co.	76,164	4,693,226
Novartis AG	171,958	9,621,528
Pfizer, Inc.	599,790	15,336,630
Roche Holding AG	91,418	16,143,855
Sanofi-Synthelabo SA	139,738	11,264,828
Santen Pharmaceutical Co., Ltd.	18,900	458,860
Takeda Pharmaceutical Co., Ltd.	80,331	5,173,951
Tanabe Seiyaku Co., Ltd.	28,000	331,915
Valeant Pharmaceuticals International	50,787	847,635
		$129,661,088

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 0.3%
Host Hotels & Resorts, Inc.	33,128	$765,919
Japan Real Estate Investment Corp.	50	585,853
Japan Retail Fund Investment Corp.	50	432,066
Nippon Building Fund, Inc.	56	774,508
Simon Property Group, Inc.	35,779	3,328,878
		$5,887,224
Real Estate Management & Development — 0.3%
Heiwa Real Estate Co., Ltd.	104,000	$759,207
LEOPALACE21 Corp.	8,200	279,376
Mitsubishi Estate Co., Ltd.	104,000	2,813,133
NTT Urban Development Corp.	170	328,191
Tokyo Tatemono Co., Ltd.	19,000	235,835
Tokyu Land Corp.	93,000	985,916
		$5,401,658
Road & Rail — 0.3%
Avis Budget Group, Inc.(1)	2,043	$58,082
CSX Corp.	48,354	2,179,798
East Japan Railway Co.	50	384,106
Kinetsu Corp.	91,000	273,275
Norfolk Southern Corp.	41,055	2,158,261
Tobu Railway Co., Ltd.	154,000	694,047
		$5,747,569
Semiconductors & Semiconductor Equipment — 4.0%
Advantest Corp.	128,800	$5,591,156
Analog Devices, Inc.	33,409	1,257,515
Applied Materials, Inc.	498,564	9,906,467
Atheros Communications, Inc.(1)	66,024	2,036,180
Elpida Memory, Inc.(1)	9,200	402,786
Intel Corp.	991,292	23,553,098
Intersil Corp., Class A	40,863	1,285,550
KLA-Tencor Corp.	154,838	8,508,348
LSI Logic Corp.(1)	56,168	421,822
Marvell Technology Group, Ltd.(1)	247,820	4,512,802
Maxim Integrated Products, Inc.	301,951	10,088,183
MEMC Electronic Materials, Inc.(1)	74,411	4,548,000
Microchip Technology, Inc.	56,000	2,074,240
Micron Technology, Inc.(1)	80,894	1,013,602
OC Oerlikon Corp. AG(1)	3,569	1,885,059
ROHM Co., Ltd.	2,900	256,591

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Silicon Image, Inc.(1)	108,396	$930,038
Teradyne, Inc.(1)	63,431	1,115,117
Tessera Technologies, Inc.(1)	26,615	1,079,238
Tokyo Electron, Ltd.	67,300	4,936,397
Veeco Instruments, Inc.(1)	23,763	492,845
		$85,895,034
Software — 4.5%
Autodesk, Inc.(1)	101,343	$4,771,228
CA, Inc.	43,249	1,117,122
Compuware Corp.(1)	58,560	694,522
Electronic Arts, Inc.(1)	118,496	5,607,231
i2 Technologies, Inc.(1)	22,143	412,746
Konami Corp.	85,700	1,962,339
Microsoft Corp.	1,609,244	47,424,421
NAVTEQ(1)	64,478	2,729,999
Nintendo Co., Ltd.	1,600	582,001
Oracle Corp.(1)	845,520	16,665,199
Oracle Corp. Japan	10,800	475,240
Symantec Corp.(1)	580,217	11,720,383
Trend Micro, Inc.	62,897	2,024,622
		$96,187,053
Specialty Retail — 1.0%
Abercrombie & Fitch Co., Class A	30,198	$2,203,850
Aoyama Trading Co., Ltd.	9,600	294,422
Bed Bath and Beyond, Inc.(1)	167,745	6,037,143
Best Buy Co., Inc.	74,789	3,490,403
Big 5 Sporting Goods Corp.	19,174	488,937
Fast Retailing Co., Ltd.	65,600	4,655,125
Inditex SA	39,946	2,346,141
Office Depot, Inc.(1)	17,560	532,068
Shimamura Co., Ltd.	2,400	255,630
Tiffany & Co.	13,839	734,297
TJX Companies, Inc.	25,596	703,890
Yamada Denki Co., Ltd.	4,300	447,735
		$22,189,641
Textiles, Apparel & Luxury Goods — 0.4%
Asics Corp.	22,000	$271,011
Coach, Inc.(1)	2,923	138,521
Compagnie Financiere Richemont AG, Class A	33,833	2,015,476

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Hanesbrands, Inc.(1)	4,073	$110,093
Nike, Inc., Class B	66,150	3,855,884
Onward Kashiyama Co., Ltd.	24,000	305,426
Swatch Group AG, Class B	6,168	1,746,278
Toyobo Co., Ltd.	298,000	850,197
Unitika, Ltd.	198,000	254,110
		$9,546,996
Thrifts & Mortgage Finance — 0.3%
Countrywide Financial Corp.	19,114	$694,794
Fannie Mae	56,108	3,665,536
PFF Bancorp, Inc.	52,597	1,469,034
Washington Mutual, Inc.	21,787	928,998
		$6,758,362
Tobacco — 1.0%
Altadis SA	27,097	$1,786,980
Altria Group, Inc.	127,887	8,969,994
Imperial Tobacco Group PLC	46,553	2,144,487
Reynolds American, Inc.	73,886	4,817,367
Swedish Match AB	64,387	1,238,759
UST, Inc.	25,752	1,383,140
		$20,340,727
Trading Companies & Distributors — 0.3%
ITOCHU Corp.	116,000	$1,339,188
Marubeni Corp.	49,000	401,870
Mitsui and Co., Ltd.	163,962	3,262,387
Toyota Tsusho Corp.	59,791	1,378,837
		$6,382,282
Transportation Infrastructure — 0.1%
Societe des Autoroutes Paris-Rhin-Rhone	18,585	$1,884,515
		$1,884,515
Water Utilities — 0.0%
Severn Trent PLC	34,758	$959,069
		$959,069

Security	Shares	Value
Wireless Telecommunication Services — 2.3%
Alltel Corp.	81,025	$5,473,239
Bouygues SA	23,071	1,928,861
KDDI Corp.	630	4,653,081
NII Holdings, Inc.(1)	100,807	8,139,157
NTT DoCoMo, Inc.	148	233,375
Softbank Corp.	195,098	4,191,662
Vodafone Group PLC	7,254,451	24,286,958
		$48,906,333
Total Common Stocks (identified cost $1,746,999,767)		$2,137,313,706
Total Investments — 100.6% (identified cost $1,746,999,767)		$2,137,313,706
Covered Call Options Written — (1.4%)

Type of Contract	Number of Contracts	Premium Received	Value
Eurtop 100 Index, Expires 07/17/07, Strike 329	21,510	$10,073,133	$(12,460,958)
Nasdaq 100 Index, Expires 07/21/07, Strike 1,925	1,607	4,571,998	(6,363,720)
Nasdaq 100 Index, Expires 07/21/07, Strike 1,950	820	2,089,770	(2,123,800)
Nikkei Index, Expires 07/13/07, Strike 18,200	1,492,328	3,513,895	(2,328,032)
S&P 500 Index, Expires 07/21/07, Strike 1,520	2,498	5,110,437	(3,372,300)
S&P 500 Index, Expires 07/21/07, Strike 1,525	1,009	1,682,608	(1,200,710)
S&P 500 Index, Expires 07/21/07, Strike 1,540	1,090	1,842,666	(643,100)

Total Covered Call Options Written (premiums received $28,884,507)	$(28,492,620)
Other Assets, Less Liabilities — 0.8%	$16,427,822
Net Assets — 100.0%	$2,125,248,908

ADR - American Depository Receipt

(1)  Non-income producing security.

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	53.0%	$1,133,526,553
Japan	10.5%	224,731,224
United Kingdom	10.4%	221,850,193
France	5.4%	115,004,725
Germany	4.9%	105,110,473
Switzerland	4.0%	84,743,962
Netherlands	3.5%	74,240,490
Spain	2.3%	49,792,551
Italy	2.0%	42,078,406
Cayman Islands	1.0%	22,262,875
Sweden	0.7%	14,371,051
Finland	0.6%	13,352,807
Bermuda	0.5%	11,390,501
Belgium	0.4%	8,420,932
Other countries, less than 0.3% each	0.8%	16,436,936
	100.0%	$2,137,313,706

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2007

Assets
Investments, at value (identified cost, $1,746,999,767)	$2,137,313,706
Cash	11,726,895
Foreign currency, at value (identified cost, $457,332)	455,491
Receivable for investments sold	1,956,451
Dividends and interest receivable	3,351,485
Tax reclaims receivable	983,062
Total assets	$2,155,787,090
Liabilities
Written options outstanding, at value (premiums received $28,884,507)	$28,492,620
Payable to affiliate for investment advisory fees	1,760,787
Payable to affiliate for Trustees' fees	7,592
Accrued expenses	277,183
Total liabilities	$30,538,182
Net assets applicable to common shares	$2,125,248,908
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized, 106,308,067 shares issued and outstanding	$1,063,081
Additional paid-in capital	1,848,069,494
Accumulated net realized loss (computed on the basis of identified cost)	(30,291,421)
Distributions in excess of net investment income	(84,335,350)
Net unrealized appreciation (computed on the basis of identified cost)	390,743,104
Net assets applicable to common shares	$2,125,248,908
Net Asset Value Per Common Share
($2,125,248,908 ÷ 106,308,067 common shares issued and outstanding)	$19.99

Statement of Operations

For the Six Months Ended
June 30, 2007

Investment Income
Dividends (net of foreign taxes, $2,019,165)	$27,304,338
Interest	299,418
Total investment income	$27,603,756
Expenses
Investment adviser fee	$10,475,541
Trustees' fees and expenses	15,434
Custodian fee	441,278
Printing and postage	193,256
Legal and accounting services	90,809
Transfer and dividend disbursing agent fees	31,236
Miscellaneous	94,353
Total expenses	$11,341,907
Deduct — Reduction of custodian fee	$1,013
Total expense reductions	$1,013
Net expenses	$11,340,894
Net investment income	$16,262,862
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$30,976,758
Written options	(40,043,192)
Foreign currency and forward foreign currency exchange contract transactions	(14,371,915)
Net realized loss	$(23,438,349)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$132,159,380
Written options	(68,016)
Foreign currency and forward foreign currency exchange contracts	16,707,573
Net change in unrealized appreciation (depreciation)	$148,798,937
Net realized and unrealized gain	$125,360,588
Net increase in net assets from operations	$141,623,450

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)		Year Ended December 31, 2006
From operations — Net investment income	$16,262,862		$25,534,242
Net realized gain (loss) from investment transactions, written options and foreign currency and forward foreign currency exchange contract transactions	(23,438,349)		89,283,659
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency and forward foreign currency exchange contracts	148,798,937		175,616,038
Net increase in net assets from operations	$141,623,450		$290,433,939
Distributions to common shareholders — From net investment income	$(95,583,700	)(1)	$(25,488,980)
From net realized gain	—		(13,275,031)
Tax return of capital	—		(151,519,753)
Total distributions to common shareholders	$(95,583,700)		$(190,283,764)
Capital share transactions — Reinvestment of distributions to common shareholders	$4,050,115		$8,602,480
Offering costs	—		(213,482)
Total increase in net assets from capital share transactions	$4,050,115		$8,388,998
Net increase in net assets	$50,089,865		$108,539,173
Net Assets Applicable to Common Shares
At beginning of period	$2,075,159,043		$1,966,619,870
At end of period	$2,125,248,908		$2,075,159,043
Distributions in excess of net investment income included in net assets applicable to common shares
At end of period	$(84,335,350)		$(5,014,512)

(1)  See Note 2.

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)(1)		2006(1)	2005(1)(2)
Net asset value — Beginning of period	$19.560		$18.610	$19.100	(3)
Income (loss) from operations
Net investment income	$0.153		$0.242	$0.031	†
Net realized and unrealized gain (loss)	1.177		2.510	(0.063)
Total income (loss) from operations	$1.330		$2.752	$(0.032)
Less distributions to common shareholders
From net investment income	$(0.900	)(8)	$(0.241)	$(0.031)
From net realized gain	—		(0.126)	(0.145)
From tax return of capital	—		(1.433)	(0.274)
Total distributions to common shareholders	$(0.900)		$(1.800)	$(0.450)
Offering costs charged to paid-in capital	$—		$(0.002)	$(0.008)
Net asset value — End of period	$19.990		$19.560	$18.610
Market value — End of period	$19.410		$20.320	$17.200
Total Investment Return on Net Asset Value(4)	6.95	%(7)	15.47%	(0.04	)%(5)(7)
Total Investment Return on Market Value(4)	(0.04	)%(7)	29.79%	(7.62	)%(5)(7)
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000's omitted)	$2,125,249		$2,075,159	$1,966,620
Ratios (As a percentage of average net assets applicable to Common Shares):
Expenses before custodian fee reduction	1.08	%(6)	1.07%	1.07	%(6)†
Expenses after custodian fee reduction	1.08	%(6)	1.07%	1.07	%(6)†
Net investment income	1.55	%(6)	1.26%	0.64	%(6)†
Portfolio Turnover	2%		14%	6%

†  The operating expenses of the Fund reflect a reimbursement of organization expenses by the Adviser. Had such action not been taken, the ratios and net investment income per share would have been changed by less than 0.005% and $0.005, respectively.

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, September 30, 2005, to December 31, 2005.

(3)  Net Asset Value at beginning of period reflects the deduction of the sales load of $0.90 per share paid by the shareholder from the $20.00 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported with all distributions reinvested. Total investment return on market value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported with all distributions reinvested.

(6)  Annualized.

(7)  Not annualized.

(8)  See Note 2.

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund was organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated March 30, 2005. The Fund's primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation. In pursuing its investment objectives, the Fund will evaluate returns on an after-tax basis, seeking to minimize and defer shareholder federal income taxes. The Fund will seek to generate current earnings in part by employing an options strategy of writing index call options on a substantial portion of the value of the Fund's total assets under normal market conditions. The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. OTC or Flex options are valued based on broker quotes. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Fund for which valuations or market quotations are unavailable and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable income, including any net realized capital gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

D  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

E  Written Options — Upon the writing of a call or put option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Fund's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

F  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Fund may enter into forward contracts for hedging purposes as well as nonhedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains and losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

G  Offering Costs — Costs incurred by the Fund in connection with the offering of the common shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

K  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Effective July 2, 2007, the parent company of IBT was acquired by State Street Corporation. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statements of Operations.

L  Interim Financial Statements — The interim financial statements relating to June 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distribution to Shareholders

The Fund intends to make regular quarterly distributions sourced from the Fund's cash available for distribution. "Cash available for distribution" will consist of the Fund's dividends and interest income after payment of Fund expenses, net option premiums, and net realized and unrealized gains on stock investments. The Fund's annual distributions will likely differ from annual net investment income. The investment income of the Fund will consist of all dividend and interest income accrued on portfolio investments, short-term capital gain (including short-term gains on option positions and gains on the sale of portfolio investments held for one year or less) in excess of long-term capital loss and income from certain hedging transactions, less all expenses of the Fund. If the Fund's total quarterly distributions in any year exceed the amount of its net investment income for the year, any such excess would be characterized as a return of capital for federal income tax purposes to the extent not designated as a capital gain dividend. Distributions in any year may include a substantial return of capital component. At least annually,

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

the Fund intends to distribute all or substantially all of its net realized capital gains, if any. As of June 30, 2007, the amount estimated to be a tax return of capital was approximately $84,648,985. The final determination of tax characteristic of the Fund's distributions will occur at the end of the year, at which time it will be reported to shareholders. As portfolio and market conditions change, the rate of distributions and the Fund's distribution policy could change. Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in-capital.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Under the advisory agreement, EVM receives a monthly advisory fee in the amount of 1.00% annually of average daily gross assets of the Fund. For the six months ended June 30, 2007, the advisory fee amounted to $10,475,541. Pursuant to sub-advisory agreements, EVM has delegated a portion of the investment management to Parametric Portfolio Associates, LLC (Parametric), an affiliate, and EVM has delegated the investment management of the Fund's option strategy to Rampart Investment Management Company (Rampart). EVM pays Parametric and Rampart a portion of the advisory fee for sub-advisory services provided to the Fund.

Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2007, no significant amounts have been deferred.

Certain officers and Trustees of the Fund are officers of the above organization.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $38,658,392 and $166,293,443, respectively, for the six months ended June 30, 2007.

5  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of investments owned by the Fund at June 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,747,547,289
Gross unrealized appreciation	$426,703,560
Gross unrealized depreciation	(36,937,143)
Net unrealized appreciation	$389,766,417

6  Common Shares of Beneficial Interest

The Agreement and Declaration of Trust permits the Fund to issue an unlimited number of full and fractional $0.01 par value common shares of beneficial interest. Transactions in common shares were as follows:

	Six Months Ended June 30, 2007 (Unaudited)	Period Ended December 31, 2006
Issued to shareholders electing to receive payments of distributions in Fund shares	207,911	445,156
Net increase	207,911	445,156

7  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

these financial instruments at June 30, 2007 is included in the Portfolio of Investments, except as follows:

Written call options activity for the six months ended June 30, 2007 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	1,542,382	$25,179,302
Options written	9,146,206	158,823,858
Options terminated in closing purchase transactions	(9,121,950)	(139,241,192)
Options expired	(45,776)	(15,877,461)
Outstanding, end of period	1,520,862	$28,884,507

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent.

At June 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The net unrealized appreciation on foreign currency is $37,279.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

9  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of June 30, 2007, there are no uncertain tax positions that would require Financial Statement recognition, de-recognition, or disclosure.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2007

OTHER MATTERS (Unaudited)

Annual Meeting of Shareholders

The Fund held its Annual Meeting of Shareholders on April 27, 2007. The following action was taken by the shareholders:

Item 1: The election of William H. Park and Ronald A. Pearlman as Trustees of the Fund for a three-year term expiring in 2010.

Nominee for Trustee	Number of Shares
Elected by All Shareholders	For	Withheld
William H. Park	87,963,261	655,905
Ronald A. Pearlman	87,920,379	698,787

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

DIVIDEND REINVESTMENT PLAN

The Fund offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have dividends and capital gains distributions reinvested in common shares (the Shares) of the Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Fund's transfer agent, PFPC Inc., or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Fund. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, PFPC Inc., at 1-800-331-1710.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

  Please print exact name on account:

  Shareholder signature  Date

  Shareholder signature  Date

  Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund
c/o PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027
800-331-1710

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company and has no employees.

Number of Shareholders

As of June 30, 2007, our records indicate that there are 60 registered shareholders and 75,377 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Fund, please write or call:

The Eaton Vance Building
255 State Street
Boston, MA 02109
1-800-225-6265

New York Stock Exchange symbol

The New York Stock Exchange Symbol is ETW.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met eleven times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met thirteen , fourteen and nine times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (the "Fund") with Eaton Vance Management (the "Adviser"), and the sub-advisory agreements with Parametric Portfolio Associates, LLC ("PPA") and Rampart Investment Management Company, Inc. ("Rampart," and with PPA, the "Sub-advisers") including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the respective agreements. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreements for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and sub-advisory agreements of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-advisers.

The Board considered the Adviser's and the Sub-advisers' management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and whose responsibilities include supervising each Sub-adviser and coordinating their activities in implementing the Fund's investment strategy. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as tax efficiency and special considerations relevant to investing in stocks and selling call options on the S & P 500 Index and the NASDAQ 100. With respect to PPA, the Board noted PPA's experience in deploying quantitative-based investment strategies. With respect to Rampart, the Board considered Rampart's business reputation and its options strategy and its past experience in implementing this strategy.

The Board reviewed the compliance programs of the Adviser and Sub-advisers and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-advisers, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory and sub-advisory agreements.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the year ended September 30, 2006 for the Fund. The Board concluded that the Fund's performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as "management fees"). As part of its review, the Board considered the Fund's management fees and total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including PPA, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including PPA, in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, Rampart's profitability in managing the Fund was not a material factor.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including PPA, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the Adviser's profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

INVESTMENT MANAGEMENT

Officers
Duncan W. Richardson
President
Thomas E. Faust Jr.
Vice President and Trustee
James B. Hawkes
Vice President and Trustee
Michael R. Mach
Vice President
Walter A. Row III
Vice President
Judith A. Saryan
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

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Investment Adviser of Eaton Vance Tax-Managed
Global Buy-Write Opportunities Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Advisers of Eaton Vance Tax-Managed
Global Buy-Write Opportunities Fund
Parametric Portfolio Associates

1151 Fairview Avenue N.
Seattle, WA 98109

Rampart Investment Management Company, Inc.

One International Place
Boston, MA 02110

Administrator of Eaton Vance Tax-Managed
Global Buy-Write Opportunities Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

2552-8/07  CE-TMGBWOFSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

During the period, the registrant’s Board designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Hayes retired from the Board effective July 1, 2007. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below.  The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year.  In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy.  The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services.  The investment adviser will generally vote proxies through the Agent.  The Agent is required to vote all proxies and/or refer then back to the investment adviser pursuant to the Policies.  It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent.  The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies.  The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies.  The investment adviser generally supports management on social and environmental proposals.  The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients.  The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personal of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists.  If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 9, 2007

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 9, 2007